                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

Investment Company Act file number  811-07926
                                   -------------------------------------
                Nations Government Income Term Trust 2003, Inc.
     ---------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                           One Bank of America Plaza
                                 NC1-002-33-31
                                 Charlotte NC                28255
     ---------------------------------------------------------------------
            (Address of principal executive offices)       (Zip code)

                           Corporation Trust Company
                            Corporation Trust Center
                               1209 Orange Street
                              Wilmington, DE 19801
   ---------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 704-388-4353
                                                   ---------------------

Date of fiscal year end:  06-30-2003
                        ----------------------

Date of reporting period:  06-30-2003
                         ---------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

                                           Nations Government Income
                                             Term Trust 2003, Inc.



                                                 A N N U A L

                                                 R E P O R T

                                        For the Year Ended June 30, 2003






                                                                       NATIONS
                                                                    GOVERNMENT
                                                                   INCOME TERM
                                                                    TRUST 2003


          NOT                                                   MAY LOSE VALUE
          FDIC
          INSURED                                               NO BANK GUARANTEE

SHARES OF THE COMPANY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED BY, BANK OF AMERICA, N.A. ("BANK OF AMERICA"), OR ANY OF ITS AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE COMPANY INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

AFFILIATES OF BANK OF AMERICA PROVIDE INVESTMENT ADVISORY AND OTHER SERVICES TO THE COMPANY, FOR WHICH THEY ARE COMPENSATED.

NATIONS GOVERNMENT INCOME TERM TRUST 2003, INC.

DEAR SHAREHOLDER:

We welcome this opportunity to provide you with the annual report for Nations Government Income Term Trust 2003, Inc. (the "Company") for the twelve-month period ending June 30, 2003 and to share our outlook for the near term.

INVESTMENT OBJECTIVES

The Company is a closed-end investment company and its shares are traded on the New York Stock Exchange under the symbol "NGI." The Company's investment objectives are to seek to provide a high level of current income and to return $10 per share (the initial public offering price per share) to shareholders on or about September 30, 2003.

PORTFOLIO PERFORMANCE*

For the year ending June 30, 2003, the Company distributed net investment income of $0.25 per share, and liquidating distributions of $0.12 per share. The June liquidating distribution was $0.03 per share, which equates to a current annualized yield of 3.60%, based on the initial offering price of $10.00 per share and an annualized yield of 3.59%, based upon the closing market price of $10.02 per share on June 30, 2003.

The net asset value of the Company's shares on June 30, 2003 was $10.08 per share. The Company's total return for the year was 1.80% based on its net asset value at the end of the year.

MARKET ENVIRONMENT

The past twelve months have been tumultuous for investors. Beginning with a disconcerting series of corporate scandals, attention shifted to geopolitical concerns--culminating in the war in Iraq--that overshadowed improvement in the overall economy.

Although it remained on the sidelines early in period, the Federal Reserve Board ("Fed") reduced interest rates by 50 basis points in November and a further 25 basis points in June, the 13th rate cut since early 2001. The yield curve remained extremely steep during the period, with the spread between 3-month Treasury bills and 10-year Treasury bonds ending the period above 260 basis points. Yields on the two-year Treasury note dropped to 1.31% from 2.80% in June 2002 and the long bond yield fell 201 basis points from 5.51% to 4.56%.

Equity markets began to revive in 2003 and treasuries, which had been a safe haven for wary investors, lost some of their luster. As investor appetite for risk increased, corporate bond markets experienced a widespread, extended rally. Lower quality bonds, which were especially sensitive to the accounting scandals and aggressive downgrading by rating agencies last summer, rebounded sharply to lead the market in 2003.

MARKET OUTLOOK

With both inflation and interest rates at historically low levels, and continuing signs of improvement in the economy, it is difficult to imagine much more room for easing. Indeed, while we have seen upward pressure on interest rates reflected in the mortgage markets recently, inflation risk appears quite low. We believe the Fed will likely stay on the sidelines for the balance of this year. Capacity utilization rates are below historical levels and the unemployment rate remains above 6%. We believe the economy will continue to benefit from the effects of recent tax legislation and monetary stimulus and are projecting domestic growth in excess of 3% for the remainder of the year.

We are generally optimistic about the investment environment although modest interest rate pressures could hold down the appreciation in value of fixed-income investments. For the highest-quality segment of the bond market, particularly

*THE PAST PERFORMANCE QUOTED IS NOT AN INDICATION OF FUTURE RESULTS.

government securities, potential returns may be subdued. However, we expect lower-quality corporate bonds to benefit from fundamental improvements in corporate balance sheets and earnings, as well as investor sentiment.

We thank you for your continued support.

Finally, it is with much sadness that we report to you the recent passing of Government Term Trusts' chairman, A. Max Walker. Mr. Walker's association with the Nations Fund Family spanned more than 30 years. His dedicated leadership and contribution to the Funds over those years was immeasurable, and he will be deeply missed. Thank you Max.

Sincerely,

/s/ Robert H. Gordon
Robert H. Gordon
President

June 30, 2003

Nations Government Income Term Trust 2003, Inc.

  STATEMENT OF NET ASSETS                                      JUNE 30, 2003


PRINCIPAL
 AMOUNT                                                                      VALUE
  (000)                                                                      (000)
------------------------------------------------------------------------------------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 88.4%
            FEDERAL HOME LOAN BANK (FHLB) -- 88.4%
 $20,600      6.875% 08/15/03...........................................   $ 20,755
   6,000      5.630% 09/02/03...........................................      6,047
  98,590      5.125% 09/15/03...........................................     99,419
                                                                           --------
            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $125,384)...........................................    126,221
                                                                           --------
            U.S. TREASURY OBLIGATIONS -- 8.3%
              (Cost $11,749)
            U.S. TREASURY NOTES -- 8.3%
  11,762      5.750% 08/15/03...........................................     11,833
                                                                           --------
            SHORT TERM INVESTMENTS -- 1.7%
              (Cost $2,499)
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 1.7%
   2,500      Discount note 07/16/03....................................      2,499
                                                                           --------

            TOTAL INVESTMENTS
              (Cost $139,632*)................................      98.4%   140,553
                                                                           --------
            OTHER ASSETS AND LIABILITIES (NET)................       1.6%
            Cash........................................................   $     87
            Interest receivable.........................................      2,389
            Investment advisory fee payable.............................        (59)
            Administration fee payable..................................        (29)
            Accrued Trustees' fees and expenses.........................         (1)
            Accrued expenses and other liabilities......................        (68)
                                                                           --------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)....................      2,319
                                                                           --------
            NET ASSETS........................................     100.0%  $142,872
                                                                           ========
            NET ASSETS CONSIST OF:
            Undistributed net investment income.........................   $  6,006
            Accumulated net realized loss on investments sold...........        (29)
            Net unrealized appreciation of investments..................        921
            Paid-in capital.............................................    135,974
                                                                           --------
            NET ASSETS..................................................   $142,872
                                                                           ========
            Net asset value per share
              ($142,871,934 / 14,180,257 shares of common stock
              outstanding)..............................................     $10.08
                                                                           ========

---------------

*Federal income tax information (see Note 5).

                       SEE NOTES TO FINANCIAL STATEMENTS.

Nations Government Income Term Trust 2003, Inc.

  STATEMENT OF OPERATIONS


For the year ended June 30, 2003

(IN THOUSANDS)
INVESTMENT INCOME:
Interest....................................................     $        6,534
                                                                 --------------
EXPENSES:
Investment advisory fee.....................................                724
Administration fee..........................................                363
Transfer agent fees.........................................                 63
Legal and audit fees........................................                 63
Custodian fees..............................................                  9
Directors' fees and expenses................................                 11
Printing expense............................................                 34
Other.......................................................                 61
                                                                 --------------
    Total expenses..........................................              1,328
Fees waived by investment advisor and administrator.........                (98)
Fees reduced by credits allowed by the custodian............                 (2)
                                                                 --------------
    Net expenses............................................              1,228
                                                                 --------------
NET INVESTMENT INCOME.......................................              5,306
                                                                 --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on investments.....................                 --*
Net change in unrealized appreciation/(depreciation) of
  investments...............................................             (2,819)
                                                                 --------------
Net realized and unrealized gain/(loss) on investments......             (2,819)
                                                                 --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................     $        2,487
                                                                 ==============

---------------

* Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 4

Nations Government Income Term Trust 2003, Inc.

  STATEMENT OF CHANGES IN NET ASSETS


                                                                  YEAR ENDED        YEAR ENDED
                                                                   6/30/03           6/30/02
                                                                --------------------------------
(IN THOUSANDS)
Net investment income/(loss)................................    $        5,306    $        6,277
Net realized gain/(loss) on investments.....................                --*              156
Net change in unrealized appreciation/(depreciation) of
  investments...............................................            (2,819)            3,240
                                                                --------------    --------------
Net increase/(decrease) in net assets resulting from
  operations................................................             2,487             9,673
Distributions to shareholders from net investment income....            (3,541)           (6,150)
Distributions to shareholders due to liquidation............            (1,724)               --
                                                                --------------    --------------
Net increase/(decrease) in net assets.......................            (2,778)            3,523
                                                                --------------    --------------
NET ASSETS:
Beginning of year...........................................           145,650           142,127
                                                                --------------    --------------
End of year.................................................    $      142,872    $      145,650
                                                                ==============    ==============
Undistributed net investment income at end of year..........    $        6,006    $        5,965
                                                                ==============    ==============

---------------

* Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.

Nations Government Income Term Trust 2003, Inc.

  FINANCIAL HIGHLIGHTS


For a share outstanding throughout each year.

                                              YEAR        YEAR        YEAR        YEAR        YEAR
                                              ENDED       ENDED       ENDED       ENDED       ENDED
                                            6/30/03#    6/30/02#    6/30/01#    6/30/00#    6/30/99#
                                            ---------------------------------------------------------
OPERATING PERFORMANCE:
Net asset value, beginning of year........  $  10.27    $  10.02    $   9.51    $   9.60    $   9.72
                                            --------    --------    --------    --------    --------
Income from investment operations:
Net investment income.....................      0.37        0.44        0.55        0.57        0.67
Net realized and unrealized gain/(loss) on
  investments.............................     (0.19)       0.24        0.41       (0.15)      (0.25)
                                            --------    --------    --------    --------    --------
Net increase/(decrease) in net assets
  resulting from investment operations....      0.18        0.68        0.96        0.42        0.42
Dividends from net investment income......     (0.25)      (0.43)      (0.46)      (0.55)      (0.57)
Distributions from liquidation............     (0.12)         --          --          --          --
Increase from repurchase of common
  shares..................................        --          --        0.01        0.04        0.03
                                            --------    --------    --------    --------    --------
Net asset value, end of year..............  $  10.08    $  10.27    $  10.02    $   9.51    $   9.60
                                            ========    ========    ========    ========    ========
Market value, end of year.................  $10.0200    $10.1400    $ 9.7400    $ 8.6875    $ 9.0625
                                            ========    ========    ========    ========    ========
Total return++............................      2.49%       8.68%      17.64%       2.00%      10.17%
                                            ========    ========    ========    ========    ========
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
Net assets, end of year (000).............  $142,872    $145,650    $142,127    $135,509    $141,773
Ratio of operating expenses to average net
  assets..................................      0.85%       0.27%       0.24%       0.13%       0.25%
Ratio of operating expenses to average net
  assets without fees reduced by credits
  allowed by the custodian................      0.85%##     0.28%       0.25%       0.14%       0.27%
Ratio of net investment income to average
  net assets..............................      3.66%       4.33%       5.62%       6.05%       6.90%
Portfolio turnover rate...................         0%         71%        169%        200%         43%
Ratio of operating expenses to average net
  assets without waivers, expenses
  reimbursed and/or fees reduced by
  credits allowed by the custodian........      0.92%##     0.94%       0.95%       0.84%       0.98%

---------------

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and is based on market value at period end.

 # Per share net investment income has been calculated using the monthly average shares method.

## The effect of the custodial expense offset (see Note 2) on the operating expense ratio with and without waivers and/or expense reimbursement, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 6

Nations Government Income Term Trust 2003, Inc.

  NOTES TO FINANCIAL STATEMENTS


Nations Government Income Term Trust 2003, Inc. (the "Company") was incorporated under the laws of the State of Maryland on July 26, 1993, and is registered with the Securities and Exchange Commission as a closed-end, diversified management investment company under the Investment Company Act of 1940, as amended. The Company commenced operations on September 30, 1993. The Company's investment objectives are to seek to provide a high level of current income and return $10 per share (the initial public offering price per share) to shareholders on or about September 30, 2003.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

Securities valuation: Securities are generally valued using prices provided by a pricing service or based upon broker-dealer quotations. Certain prices provided by broker-dealers or the pricing service may be based on a matrix pricing system, which considers such factors as security prices, yields and maturities on comparable securities. The value of mortgage-backed securities can be significantly affected by changes in interest rates. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be valued under procedures adopted by the Board of Directors. Certain securities may be valued based upon quotes provided by one or more principal market makers. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value.

Securities transactions and investment income: Securities transactions are recorded on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis.

When-issued/delayed-delivery securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time the Company enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized losses on the underlying securities purchased and any unrealized gains on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and losses are recorded and reported in the same manner.

Dividends and distributions to shareholders: It is the Company's policy to declare and pay distributions from net investment income monthly to shareholders. The Company expects that all or a portion of net capital gains, if any, will be distributed to shareholders annually. Dividends and distributions to shareholders are recorded on ex-dividend date. The Company may elect to retain net long-term gains and pay corporate income tax thereon, which will result in federal tax consequences to shareholders. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Federal income tax: The Company intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income taxes.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND OTHER RELATED PARTY TRANSACTIONS

The Company has entered into an investment advisory agreement (the "Investment Advisory Agreement") with Banc of America Capital Management, LLC ("BACAP"), dated January 1, 2003, a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BACAP provides

Nations Government Income Term Trust 2003, Inc.

investment advisory services to the Company. Prior to January 1, 2003, the Company had an investment advisory agreement with Banc of America Advisors, LLC ("BA Advisors"). All fees previously paid to BA Advisors for investment advisory services are paid to BACAP and are unchanged. Pursuant to the investment advisory agreement, the Company pays BACAP a monthly fee equal to an annual rate of 0.50% of the Company's average weekly net assets.

Effective January 1, 2003, BACAP serves as adviser to the Company without a sub-adviser. Prior to January 1, 2003, the Company had entered into a sub-advisory agreement with BA Advisors and BACAP, pursuant to which BACAP was entitled to receive a sub-advisory fee from BA Advisors at an annual rate of 0.15% of the Company's average weekly net assets.

BACAP Distributors, LLC ("BACAP Distributors") (formerly BA Advisors), a wholly-owned subsidiary of Bank of America, which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, is the Company's administrator. In its role as administrator, BACAP Distributors supervises the Company's overall day-to-day operations and provides certain administrative services. BACAP Distributors also maintains certain of the Company's books and records and furnishes, at its own expense, such clerical assistance, bookkeeping and other administrative services as the Company may reasonably require in the conduct of its business. As compensation for both the administrative services and the expenses assumed by BACAP Distributors, the Company pays BACAP Distributors a monthly fee equal to an annual rate of 0.25% of the Company's average weekly net assets. For the period July 1, 2002 through November 30, 2002, BACAP Distributors voluntarily waived administration fees of $97,752. Effective December 1, 2002, BACAP Distributors discontinued its voluntary waiver of administration fees.

The Bank of New York ("BNY") serves as sub-administrator of the Company pursuant to an agreement with BACAP Distributors and provides certain administrative services in support of the operations of the Company. BNY's fees are paid out of the fees paid to BACAP Distributors by the Company for administrative services.

PFPC Inc. serves as the transfer agent and dividend disbursing agent for the Company.

BNY serves as the custodian of the Company's assets. For the year ended June 30, 2003, expenses of the Company were reduced by $2,359 under expense offset arrangements with BNY. The Company could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements.

No officer, director or employee of Bank of America, BACAP Distributors or BACAP, or any affiliate thereof, receives any compensation from the Company for serving as a Director or Officer of the Company.

3.  PURCHASES AND SALES OF SECURITIES

There was no aggregate cost of purchases and proceeds from sales of long-term U.S. government securities for the year ended June 30, 2003.

4.  COMMON STOCK

At June 30, 2003, 1,000,000,000 shares of common stock, $0.001 par value, were authorized.

The Board of Directors of the Company has approved a stock repurchase plan that gives the Company the flexibility to engage in repurchases of its outstanding common stock. Accordingly, shareholders are notified that, from time to time, the Company may purchase shares of its common stock in an open market when management believes that such purchases are appropriate in light of market conditions, including the presence of a market discount. There were no share repurchases during the years ended June 30, 2003 and June 30, 2002.

Nations Government Income Term Trust 2003, Inc.

5.  INCOME TAXES

Information on the tax components of capital is as follows:

Cost of investments for tax purposes........................  $139,633,775
Gross tax unrealized appreciation...........................       919,518
Gross tax unrealized depreciation...........................           (62)
Net tax unrealized appreciation/(depreciation) on
  investments...............................................       919,456
Undistributed ordinary income/(accumulated ordinary loss)...     6,006,887*
Undistributed long-term gains/(accumulated capital loss)....       (26,852)

---------------

*To be distributed as liquidating distributions

At June 30, 2003, the Company had available for federal income tax purposes unused capital losses expiring June 30, 2011 of $26,852 and $496,288 expiring on June 30, 2003. Management does not plan to distribute to shareholders any future net realized gains on investments until the capital loss carryforwards are used or expired.

Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended June 30, 2003, the Company elected to defer $132 of capital losses occurring between November 1, 2002 and June 30, 2003 under these rules.

The tax composition of dividends (other than return of capital dividends for the year) was as follows:

                                                               6/30/03       6/30/02
                                                              ----------    ----------
Ordinary income.............................................  $3,540,810    $6,149,968
Liquidating distributions...................................   1,724,319            --

Certain reclassifications are made to each of the Company's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The following adjustments are due primarily to the expiring capital loss carryover. These adjustments resulted in an increase to accumulated net realized gain/(loss) of $496,288 and a decrease to paid-in capital of $496,288.

6.  FUND LIQUIDATION

On February 27, 2003, the Board of Directors of Nations Government Income Term Trust 2003, Inc. approved a Plan of Liquidation and Termination (the "Plan") which is intended to accomplish the complete liquidation and termination of the Company as both a registered investment company and a Maryland corporation. The Plan provides that shareholders on September 30, 2003 shall be entitled to receive a liquidating distribution equal to a prorata amount of the Company's assets, minus liabilities, represented by their shares.

  REPORT OF INDEPENDENT AUDITORS


TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
NATIONS GOVERNMENT INCOME TERM TRUST 2003, INC.

In our opinion, the accompanying statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Nations Government Income Term Trust 2003, Inc. (the "Company") at June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

As discussed in Note 6, effective September 30, 2003, Nations Government Income Term Trust 2003, Inc. will be liquidated.

PricewaterhouseCoopers LLP
New York, New York
August 14, 2003

Nations Government Income Term Trust 2003, Inc.

  FUND GOVERNANCE                                                (UNAUDITED)


The Board of Directors (the "Board") of Nations Government Income Term Trust 2003, Inc. (the "Company") oversees the Company to ensure that it is managed and operated in the interests of shareholders. A majority of the directors ("Directors") are "independent," meaning that they have no affiliation with Bank of America, N.A., its affiliates, or the Company. The Directors bring distinguished backgrounds in government, business, academia and public service to their task of working with Company officers ("Officers") to establish the policies and oversee the activities of the Company. Although all Directors are charged with the fiduciary duty of protecting shareholders interests when supervising and overseeing the management and operations of the Company, the independent Directors have particular responsibilities for assuring that the Company is managed in the best interests of shareholders. The following table provides basic information about the Directors and certain Officers of the Company. The mailing address of each Director is c/o Nations Government Income Term Trust 2003, Inc., 101 South Tryon Street, 33rd Floor, Charlotte, North Carolina 28255. Each Director and Officer serves an indefinite term.

                                                                                                    NUMBER OF
                                                                                                    FUNDS IN
                                                                                                      FUND
                                                                                                     COMPLEX
                   POSITION HELD    TERM OF OFFICE AND LENGTH       PRINCIPAL OCCUPATION(S)         OVERSEEN
NAME AND AGE      WITH THE COMPANY       OF TIME SERVED            DURING THE PAST FIVE YEARS      BY DIRECTOR
--------------------------------------------------------------------------------------------------------------
William H. Grigg  Director          Indefinite term; Director  Retired; Chairman Emeritus since        84
Age: 70                             since 1993                 December 1997 and Chairman and
                                                               Chief Executive Officer through
                                                               July 1997 -- Duke Power Co.
Thomas F. Keller  Director          Indefinite term; Director  R.J. Reynolds Industries Professor      84
Age: 71                             since 1993                 of Business Administration, Fuqua
                                                               School of Business, Duke
                                                               University, since July 1974; Dean,
                                                               Fuqua School of Business Europe,
                                                               Duke University, July 1999 through
                                                               June 2001
A. Max Walker*    Director and      Indefinite term;           Independent Financial Consultant        84
Age: 81           Chairman of the   Director since 1993
                  Board
Robert H. Gordon  President         Indefinite term;           President of Nations Funds Trust       N/A
Age: 42                             President since 1998       ("NFST"), Nations Master
                                                               Investment Trust ("NMIT") and
                                                               Nations Separate Account Trust
                                                               ("NSAT") since Oct. 2002;
                                                               President of the Company, Nations
                                                               Balanced Target Maturity Fund,
                                                               Nations Government Income Term
                                                               Trust 2004, Inc. and Hatteras
                                                               Income Securities, Inc. since
                                                               March 1998. Director, Banc of
                                                               America Capital Management LLC
                                                               ("BACAP") (or its predecessors)
                                                               since February 1998; President and
                                                               Chief Executive Officer, BACAP (or
                                                               its predecessors) since March 2002
                                                               and Chairman of the Board, BACAP
                                                               (or its predecessors) since
                                                               January 2000; Senior Vice-
                                                               President, BACAP (or its
                                                               predecessors) 1995-February 1998;
                                                               Senior Vice President, Bank of
                                                               America since 1993.


                         OTHER DIRECTORSHIPS
NAME AND AGE               HELD BY DIRECTOR
William H. Grigg  Director, The Shaw Group, Inc.,
Age: 70           Kuhlman Electric Corp.
                  (manufacturer of transformers),
                  Faison Enterprises (real estate);
                  Director and Vice Chairman, Aegis
                  Insurance Services, Ltd. (a mutual
                  fund insurance company in
                  Bermuda); Trustee, Nations Funds
                  Family (6 other registered
                  investment companies)
Thomas F. Keller  Director, Wendy's International,
Age: 71           Inc. (restaurant operating and
                  franchising); Director, Dimon,
                  Inc. (tobacco); and Director,
                  Biogen, Inc. (pharmaceutical
                  biotechnology); Trustee, Nations
                  Funds Family (6 other registered
                  investment companies)
A. Max Walker*    Chairman and Trustee, Nations
Age: 81           Funds Family (6 other registered
                  investment companies)
Robert H. Gordon  N/A
Age: 42

Nations Government Income Term Trust 2003, Inc.

  FUND GOVERNANCE (CONTINUED)                                    (UNAUDITED)

                                                                                                    NUMBER OF
                                                                                                    FUNDS IN
                                                                                                      FUND
                                                                                                     COMPLEX
                   POSITION HELD    TERM OF OFFICE AND LENGTH       PRINCIPAL OCCUPATION(S)         OVERSEEN
NAME AND AGE      WITH THE COMPANY       OF TIME SERVED            DURING THE PAST FIVE YEARS      BY DIRECTOR
--------------------------------------------------------------------------------------------------------------
Edward D. Bedard  Chief Financial   Indefinite term; Chief     Chief Financial Officer of NFST,       N/A
Age: 45           Officer           Financial Officer since    NMIT and NSAT since Oct. 2002;
                                    1997                       Chief Financial Officer of the
                                                               Company, Nations Balanced Target
                                                               Maturity Fund, Nations Government
                                                               Income Term Trust 2004, Inc. and
                                                               Hatteras Income Securities, Inc.
                                                               since 1997. Director, BACAP (or
                                                               its predecessors) since 1997;
                                                               Senior Vice President and Chief
                                                               Operating Officer, BACAP (or its
                                                               predecessors) since 1996; and
                                                               Managing Director, Chief
                                                               Administrative Officer and
                                                               Treasurer, BACAP (or its
                                                               predecessors) since January 2000.
Gerald Murphy     Treasurer         Indefinite term;           Treasurer of NFST, NMIT and NSAT       N/A
Age: 43                             Treasurer since 1999       since Jan. 2003; Treasurer of the
                                                               Company, Nations Balanced Target
                                                               Maturity Fund, Nations Government
                                                               Income Term Trust 2004, Inc. and
                                                               Hatteras Income Securities, Inc.
                                                               since 1999; Senior Vice President,
                                                               BACAP (or its predecessors) since
                                                               1998; Vice President, Citibank
                                                               1997-December 1998.
Robert B.         Secretary         Indefinite term;           Secretary of NFST, NMIT and NSAT       N/A
Carroll Age: 43                     Secretary since 1997       since Jan. 2003; Secretary of the
                                                               Company, Nations Balanced Target
                                                               Maturity Fund, Nations Government
                                                               Income Term Trust 2004, Inc. and
                                                               Hatteras Income Securities, Inc.
                                                               since 1997; Chief Legal Officer of
                                                               each of the above entities since
                                                               May 2003; Associate General
                                                               Counsel, Bank of America
                                                               Corporation since 1999; Assistant
                                                               General Counsel, Bank of America
                                                               Corporation 1996-1999.


                         OTHER DIRECTORSHIPS
NAME AND AGE               HELD BY DIRECTOR
---------------------------------------------------------------------------------------
Edward D. Bedard  N/A
Age: 45
Gerald Murphy     N/A
Age: 43
Robert B.         N/A
Carroll Age: 43

---------------

*A. Max Walker passed away on August 9, 2003

Nations Government Income Term Trust 2003, Inc.

  DIVIDEND REINVESTMENT PLAN


The Company's Dividend Reinvestment Plan (the "Plan") offers an automatic way to reinvest dividends and capital gains distributions in shares of the Company.

PARTICIPATION

Shareholders of record will receive their dividends in cash unless they have otherwise instructed PFPC (the "Plan Agent"), acting as agent for each participant in the Plan, in writing. Such a notice must be received by the Plan Agent not less than 5 business days prior to the record date for a dividend or distribution in order to be effective with respect to that dividend or distribution. A notice which is not received by that time will be effective only with respect to subsequent dividends and distributions.

Shareholders who do not participate in the Plan will receive all distributions by check mailed directly to the shareholder by PFPC, as dividend paying agent. For federal income tax purposes, dividends are treated as income or capital gains, regardless of whether they are received in cash or reinvested in additional shares.

Participants may terminate their participation in the Plan by written notice to the Plan Agent. If the written notice is received at least 5 business days before the record date of any distribution, it will be effective immediately. If such notice is received after that date, it will be effective as soon as possible after the reinvestment of the dividend or distribution.

PRICING OF DIVIDENDS AND DISTRIBUTIONS

Whenever the Company's Board of Directors declares a dividend or other distribution payable in cash or, at the option of the Plan Agent, in shares of capital stock issued by the Company, the Plan Agent will elect on behalf of the participants to receive the dividend in authorized but unissued shares of capital stock if the net asset value per share (as determined by the investment advisor of the Company as of the close of business on the record date for the dividend or distribution) is equal to or less than 95% of the closing market price per share of the capital stock of the Company on the New York Stock Exchange (the "Exchange") on such record date plus estimated brokerage commissions. The number of such authorized but unissued shares to be credited to a participant's account will be determined as of the close of business on the record date for the dividend, by valuing such shares at the greater of the net asset value per share or 95% of the market price per share. The Plan Agent will credit each participant's account with the number of shares corresponding in value, as determined under the foregoing formula, to the amount such participant would have received in cash had such participant not elected to participate in this Plan.

If the net asset value per share is equal to or less than the closing market price per share of the capital stock of the Company on the Exchange on such record date plus estimated brokerage commissions but exceeds 95% of such closing market price plus estimated brokerage commissions, the Plan Agent may elect on behalf of all participants (i) to take the dividend in cash and as soon as practicable thereafter, consistent with obtaining the best price and execution, proceed to purchase in one or more transactions the shares of capital stock in the open market, at the then current price as hereinafter provided, and will credit each participant's account with the number of shares corresponding in value, as determined by the price actually paid on the open market for such shares including brokerage expenses, to the amount such participant would have received in cash had such participant not elected to participate in this Plan or
(ii) to receive the dividend in authorized but unissued shares of capital stock, in which case the Plan Agent will credit each participant's account with the number of shares corresponding in value (determined by valuing such shares at the greater of the net asset value per share or 95% of the market price per share, in each case as of the close of business on the record date for the dividend or distribution) to the amount such participant would have received in cash had such participant not elected to participate in this Plan.

If the net asset value per share is higher than the closing market price per share of the capital stock on the Exchange including estimated brokerage commissions on such record date, the Plan Agent will elect to take the dividend in cash and as soon as practicable, consistent with obtaining the best price and execution, the Plan Agent will proceed to purchase in one or more transactions the shares of capital stock in the open market, at the then current price as hereinafter provided. Each participant's account will be credited with the number of shares corresponding in value, as determined by the price actually paid on the open market for such shares including brokerage expenses, to the amount

Nations Government Income Term Trust 2003, Inc.

such participant would have received in cash had such participant not elected to participate in this Plan. Under such circumstances, in anticipation of receipt of a dividend in cash, the Plan Agent may purchase shares in the open market during the period between the record date and the payable date for the dividend or distribution. The Plan has been amended to specifically authorize such anticipatory purchases.

If the Plan Agent elects to purchase shares in the open market, and if before the Plan Agent has completed its purchases the market price exceeds the net asset value per share, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Company's shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Company. During certain market conditions, it may be impracticable or impossible to complete a market purchase program at prices that are below or not substantially in excess of net asset value, and, in such event, the Company may, in its discretion, issue the required shares.

NO SERVICE FEE TO REINVEST

There is no service fee charged to participants for reinvesting dividends or distributions from net realized capital gains. The Plan Agent's fees for the handling of the reinvestment of dividends and capital gains distributions will be paid by the Company. There will be no brokerage commissions with respect to shares issued directly by the Company as a result of dividends or capital gains distributions payable either in stock or cash. However, participants will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of any dividends or capital gains distributions payable only in cash.

PLAN AGENT ADDRESS AND TELEPHONE NUMBER

You may obtain more detailed information by requesting a copy of the Plan from the Plan Agent. All correspondence (including notifications) should be directed to: Nations Government Income Term Trust 2003, Inc., Dividend Reinvestment Plan, c/o PFPC Inc., P.O. Box 34602, Charlotte, NC 28234, 1.800.982.2271.

PO Box 34602
Charlotte, NC 28254-4602
Toll Free 1.800.231.7854









2003AR 06/03

ITEM 2.  CODE OF ETHICS.
          Not Applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
          Not Applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
          Not Applicable.

ITEM 5.-6.  [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
          Not Applicable.

ITEM 8.  [RESERVED]


ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

         (a)(1) Not applicable.

         (a)(2) EX-99.CERT
                A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

          (b)   EX-99.906CERT
                Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nations Government Income Term Trust 2003, Inc.
            ------------------------------------------------

By:  /s/ Robert H. Gordon
     Robert H. Gordon
     President

Date:  September 8, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Robert H. Gordon
     Robert H. Gordon
     President

Date:  September 8, 2003


By:  /s/ Edward D. Bedard
     Edward D. Bedard
     Chief Financial Officer

Date:  September 8, 2003



* Print the name and title of each signing officer under his or her signature.